INCOME TAXES - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax at statutory federal rate	$ (155,064,000)	$ (144,848,000)	$ (78,098,000)
State tax, net of federal benefit	(28,612,000)	(21,212,000)	(14,052,000)
Stock-based compensation	47,382,000	22,825,000	(7,652,000)
Section 162(m) limitation	3,725,000	2,009,000	1,834,000
Research and development credits, net of uncertain tax position	(16,503,000)	(12,558,000)	(14,945,000)
Warrant revaluation	(971,000)	(641,000)	(2,824,000)
SEC Settlement	0	26,250,000	0
Other	5,345,000	(438,000)	408,000
Change in valuation allowance	144,704,000	128,617,000	114,303,000
Income tax expense (benefit)	$ 6,000	$ 4,000	$ (1,026,000)